Financial Instruments - Fair values and risk management (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands		Jun. 30, 2026		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Derivative liabilities		₩ 979,969		₩ 1,267,801		₩ 1,473,823		₩ 2,152,546
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Derivative liabilities		979,969	[1],[2]	1,267,801	[3]	1,473,823	[3]
Fair Value [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities		979,969	[1],[2]	1,267,801	[3]	1,473,823	[3]
Fair Value [Member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[1],[2]	979,969
Fair Value [Member] | Level 1 of fair value hierarchy [member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[1],[2]
Fair Value [Member] | Level 2 of fair value hierarchy [member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[1],[2]
Fair Value [Member] | Level 3 of fair value hierarchy [member] | Financial Liability [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[1],[2]	₩ 979,969
Fair Value [Member] | Financial assets [Member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[3]			1,267,801		1,473,823
Fair Value [Member] | Financial assets [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[3]
Fair Value [Member] | Financial assets [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[3]
Fair Value [Member] | Financial assets [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Derivative liabilities	[3]			₩ 1,267,801		₩ 1,473,823

[1]	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.
[2]	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.
[3]	Represents the early redemption rights of the issuer and the investor, which are embedded derivatives of bonds with warrants issued to fund the operations.